Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	Porch Group, Inc.
Entity Central Index Key	0001784535
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	POS AM
Amendment Flag	false